UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 09-30-2005

Check here if Amendment: [  ]; Amendment Number:

This Amendment:     [  ] is a restatement
                    [  ] adds new holdings entries

Institutional Investment Manager filing this report:

Name:          Boston Research and Management, Inc.

Address:       40 Beach Street, Suite 200
               Manchester, MA 01944

13F File Number: 28-10522

The institutional investment manager filing this report and the report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report:   Daniel Larsen
Title:                        Portfolio Manager
Phone:                        978-526-9700

Signature,               Place,              Date of Signing
Daniel Larsen            Manchester, MA      10/14/2005

Report Type (Check one only):

[ X ]     13F HOLDINGS REPORT.
[   ]     13F NOTICE.
[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 110
Form 13F Information Table Value Total: $155,435,045

List of Other Included Managers:


No. 13F File Number


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FORM 13F INFORMATION TABLE


                                   Title                                        Shares/Put/Invstmt Other   Voting Authority
Name of Issuer                     of Class  CUSIP       Market Value  Shares   PRN    CallDiscret.ManagersSole     Share   None

3M Co                              Common    88579Y101   $369,368      5,035    SH         Sole                             5,035
Abbott Laboratories                Common    002824100   $390,835      9,217    SH         Sole                             9,217
Alltel Corporation                 Common    020039103   $1,071,711    16,460   SH         Sole                             16,460
Altria Group, Inc.                 Common    02209s103   $1,299,507    17,630   SH         Sole                             17,630
Ambac Financial Group Inc          Common    023139108   $2,608,961    36,205   SH         Sole                             36,205
American Express Co                Common    025816109   $372,498      6,485    SH         Sole                             6,485
American International Group, Inc. Common    026874107   $896,995      14,477   SH         Sole                             14,477
Amgen Inc.                         Common    031162100   $1,204,929    15,124   SH         Sole                             15,124
Anheuser-Busch Companies, Inc.     Common    035229103   $2,165,435    50,312   SH         Sole                             50,312
Automatic Data Processing, Inc.    Common    053015103   $2,306,083    53,580   SH         Sole                             53,580
AutoZone, Inc.                     Common    053332102   $2,914,999    35,015   SH         Sole                             35,015
Avon Products, Inc.                Common    054303102   $2,806,024    103,926  SH         Sole                             103,926
Bank of America Corporation        Common    060505104   $604,933      14,368   SH         Sole                             14,368
Baxter International, Inc,         Common    071813109   $255,965      6,420    SH         Sole                             6,420
BB & T Corp                        Common    054937107   $1,433,076    36,698   SH         Sole                             36,698
Bellsouth Corporation              Common    079860102   $396,711      15,084   SH         Sole                             15,084
Bemis Inc Com                      Common    081437105   $237,194      9,603    SH         Sole                             9,603
Berkshire Hathaway Inc. Class A    Common    084670108   $1,968,000    24       SH         Sole                             24
Berkshire Hathaway Inc. Class B    Common    084670207   $322,258      118      SH         Sole                             118
Best Buy Co., Inc.                 Common    086516101   $4,166,871    95,724   SH         Sole                             95,724
Boston Properties, Inc.            Common    101121101   $686,667      9,685    SH         Sole                             9,685
Boston Scientific Corp             Common    101137107   $209,629      8,970    SH         Sole                             8,970
BP p.l.c. ADR                      Common    055622104   $803,226      11,337   SH         Sole                             11,337
Bristol-Myers Squibb Company       Common    110122108   $238,675      9,920    SH         Sole                             9,920
Caremark Rx, Inc                   Common    141705103   $2,926,647    58,615   SH         Sole                             58,615
Chevron Corp                       Common    166764100   $1,540,315    23,796   SH         Sole                             23,796
Cintas Corporation                 Common    172908105   $229,182      5,583    SH         Sole                             5,583
Cisco Systems, Inc.                Common    17275r102   $613,061      34,211   SH         Sole                             34,211
Citigroup Inc.                     Common    172967101   $4,351,417    95,593   SH         Sole                             95,593
Clorox Company                     Common    189054109   $2,876,139    51,785   SH         Sole                             51,785
Coca-Cola Company                  Common    191216100   $3,196,181    74,002   SH         Sole                             74,002
Colgate-Palmolive Company          Common    194162103   $3,125,304    59,202   SH         Sole                             59,202
Comcast Corporation                Common    20030n200   $3,768,885    130,955  SH         Sole                             130,955
ConocoPhillips                     Common    20825C104   $239,092      3,420    SH         Sole                             3,420
Danaher Corp.                      Common    235851102   $279,916      5,200    SH         Sole                             5,200
Dell Inc                           Common    24702R101   $241,623      7,065    SH         Sole                             7,065
Diamonds Trust Series 1            Common    252787106   $669,398      6,330    SH         Sole                             6,330
Du Pont                            Common    263534109   $230,437      5,883    SH         Sole                             5,883
eBay Inc.                          Common    278642103   $404,996      9,830    SH         Sole                             9,830
Ecolab Inc                         Common    278865100   $300,621      9,415    SH         Sole                             9,415
EMC Corp/Mass                      Common    268648102   $335,146      25,900   SH         Sole                             25,900
Emerson Electric Co                Common    291011104   $200,322      2,790    SH         Sole                             2,790
Exxon Mobil Corp.                  Common    30231g102   $3,482,838    54,813   SH         Sole                             54,813
Fifth Third Bancorp                Common    316773100   $254,347      6,921    SH         Sole                             6,921
First Data Corp.                   Common    319963104   $2,327,006    58,175   SH         Sole                             58,175
Ford Motor Company                 Common    345370860   $182,602      18,519   SH         Sole                             18,519
Forest Laboratories, Inc.          Common    345838106   $312,539      8,020    SH         Sole                             8,020
Gannett Co., Inc.                  Common    364730101   $2,375,435    34,511   SH         Sole                             34,511
General Electric Company           Common    369604103   $3,549,168    105,410  SH         Sole                             105,410
Harley-Davidson, Inc.              Common    412822108   $1,663,526    34,342   SH         Sole                             34,342
Hewlett-Packard Co                 Common    428236103   $500,603      17,143   SH         Sole                             17,143
Home Depot, Inc.                   Common    437076102   $1,642,855    43,074   SH         Sole                             43,074
IDEXX Laboratories, Inc            Common    45168d104   $243,109      3,635    SH         Sole                             3,635
Illinois Tool Works                Common    452308109   $298,035      3,620    SH         Sole                             3,620
IMS Health Inc.                    Common    449934108   $349,410      13,882   SH         Sole                             13,882
Intel Corp                         Common    458140100   $620,949      25,190   SH         Sole                             25,190
Intl Business Machines Corp        Common    459200101   $886,030      11,045   SH         Sole                             11,045
iShares DJ Select Dividend         Common    464287168   $743,935      11,945   SH         Sole                             11,945
iShares Lehman US Treasury Fund    Common    464287176   $372,656      3,540    SH         Sole                             3,540
iShares MSCI EAFE Index Fund       Common    464287465   $782,317      13,465   SH         Sole                             13,465
iShares MSCI Emerging Markets IndexCommon    464287234   $919,319      10,830   SH         Sole                             10,830
iShares Russell 2000 Index Fund    Common    464287655   $2,415,430    36,382   SH         Sole                             36,382
iShares S&P Midcap 400             Common    464287507   $287,280      4,000    SH         Sole                             4,000
iShares S&P Midcap 400/Value       Common    464287705   $297,500      4,250    SH         Sole                             4,250
J.P. Morgan Chase & Co.            Common    46625h100   $1,095,860    32,297   SH         Sole                             32,297
Johnson & Johnson                  Common    478160104   $4,734,150    74,812   SH         Sole                             74,812
Laboratory CP Amer Hldgs           Common    50540R409   $2,560,685    52,570   SH         Sole                             52,570
Lexmark International Group        Common    529771107   $2,006,103    32,860   SH         Sole                             32,860
Liberty Media Corp.                Common    013440212   $1,496,173    185,860  SH         Sole                             185,860
Marsh & McLennan Companies, Inc.   Common    571748102   $292,534      9,626    SH         Sole                             9,626
McGraw-Hill Companies, Inc.        Common    580645109   $2,886,484    60,085   SH         Sole                             60,085
Medtronic, Inc.                    Common    585055106   $888,859      16,577   SH         Sole                             16,577
Merck & Co. Inc.                   Common    589331107   $220,759      8,113    SH         Sole                             8,113
Microsoft Corp                     Common    594918104   $2,715,911    105,554  SH         Sole                             105,554
Mohawk Industries, Inc.            Common    608190104   $3,152,220    39,280   SH         Sole                             39,280
Motorola, Inc.                     Common    620076109   $319,720      14,512   SH         Sole                             14,512
Neiman Marcus Group - Cl B         Common    640204301   $790,654      7,920    SH         Sole                             7,920
Occidental Petroleum               Common    674599105   $261,957      3,066    SH         Sole                             3,066
Omnicom Group Inc Com              Common    681919106   $3,470,246    41,495   SH         Sole                             41,495
Oracle Corp.                       Common    68389X105   $262,607      21,178   SH         Sole                             21,178
Outback Steakhouse Inc.            Common    689899102   $1,905,762    52,070   SH         Sole                             52,070
Paychex, Inc.                      Common    704326107   $347,459      9,368    SH         Sole                             9,368
Pepsi Co Inc                       Common    713448108   $805,467      14,203   SH         Sole                             14,203
Pfizer Inc.                        Common    717081103   $3,559,127    142,536  SH         Sole                             142,536
Pharmaceutical HOLDRs Trust        Common    71712A206   $365,352      5,200    SH         Sole                             5,200
PolyMedica Corporation             Common    731738100   $274,524      7,857    SH         Sole                             7,857
Procter & Gamble Co                Common    742718109   $4,999,800    84,086   SH         Sole                             84,086
Qualcomm, Inc.                     Common    747525103   $204,541      4,570    SH         Sole                             4,570
Ross Stores, Inc.                  Common    778296103   $2,684,499    113,270  SH         Sole                             113,270
Royak Dutch Pete - A               Common    780259206   $238,601      3,635    SH         Sole                             3,635
SBC Communications Inc.            Common    78387G103   $282,526      11,786   SH         Sole                             11,786
SPDR Tr Unit Ser 1                 Common    78462F103   $2,491,068    20,246   SH         Sole                             20,246
Student Loan Corporation           Common    863902102   $229,774      970      SH         Sole                             970
Sun Microsystems Inc.              Common    866810104   $46,830       11,916   SH         Sole                             11,916
Synovus Finl Corp Com              Common    87161C105   $1,707,808    61,609   SH         Sole                             61,609
Sysco Corp                         Common    871829107   $3,848,856    122,692  SH         Sole                             122,692
Time Warner, Inc.                  Common    887317105   $338,295      18,680   SH         Sole                             18,680
Tyco Intl Ltd New Com              Common    902124106   $349,705      12,556   SH         Sole                             12,556
United Technologies Corp           Common    913017109   $3,803,979    73,379   SH         Sole                             73,379
UnitedHealth Group Inc             Common    91324P102   $372,044      6,620    SH         Sole                             6,620
US Bancorp                         Common    902973304   $336,820      11,995   SH         Sole                             11,995
Verizon Communications             Common    92343v104   $352,077      10,770   SH         Sole                             10,770
Walgreen Co                        Common    931422109   $426,679      9,820    SH         Sole                             9,820
Wal-Mart Stores                    Common    931142103   $4,505,338    102,814  SH         Sole                             102,814
Walt Disney Co.                    Common    254687106   $1,163,283    48,209   SH         Sole                             48,209
Washington Mut Inc Com             Common    939322103   $3,711,363    94,629   SH         Sole                             94,629
WellChoice Inc                     Common    949475107   $3,259,981    42,951   SH         Sole                             42,951
Wells Fargo & Co.                  Common    949746101   $4,127,187    70,465   SH         Sole                             70,465
Wyeth                              Common    983024100   $405,742      8,769    SH         Sole                             8,769
Yum! Brands, Inc.                  Common    988498101   $1,369,519    28,290   SH         Sole                             28,290

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